DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

1.    DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

CompoSecure, Inc. (“CompoSecure” or the “Company”) is a manufacturer and designer of complex metal, plastic, composite ID and proprietary financial transaction cards. The Company started operations in 2000 and provides products and services primarily to global financial institutions, plastic card manufacturers, government agencies, system integrators, and security specialists. The Company is located in Somerset, New Jersey.

The Company creates newly innovated, highly differentiated and customized quality financial payment products to support and increase its customer acquisition, customer retention and organic customer spend. The Company’s customers consist primarily of leading international and domestic banks and other payment card issuers primarily within the United States (“U.S.”), Europe, Asia, Latin America, Canada, and the Middle East. The Company is a platform for next generation payment technology, security, and Cryptocurrency solutions. The Company maintains trusted, highly-embedded and long-term customer relationships with an expanding set of global issuers. The Company entered the digital asset revolution through the launch of its Arculus platform, which commenced in the third quarter of 2021 with the Arculus Key card and companion Arculus Wallet mobile application. The Company has established a niche position in the financial payment card market through nearly over 20 years of innovation and experience and is focused primarily on this attractive subsector of the financial technology market. The Company serves a diverse set of over 20 direct customers and over 80 indirect customers, including some of the largest issuers of credit cards in the U.S.

On December 27, 2021 (the "Closing Date"), Roman DBDR Tech Acquisition Corp ("Roman DBDR") consummated the merger pursuant to the Merger Agreement, dated April 19, 2021 (the "Merger Agreement"), by and among Roman DBDR, Roman Parent Merger Sub, LLC, a wholly-owned subsidiary of Roman DBDR incorporated in the State of Delaware ("Merger Sub"), and CompoSecure Holdings, L.L.C., a Delaware limited liability company ("Holdings"). Pursuant to the terms of the Merger Agreement, a business combination between the Company and Holdings was effected through the merger of Merger Sub with and into Holdings, with Holdings surviving as the surviving company and as a wholly-owned subsidiary of Roman DBDR (the "Business Combination"). Pursuant to the Business Combination, the merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP.

On the Closing Date, and in connection with the closing of the Business Combination, Roman DBDR changed its name to CompoSecure Inc. Holdings was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification ("ASC") 805 and was accounted for using the acquisition method of accounting. This determination was primarily based on Holdings’ members prior to the Business Combination having a majority of the voting interests in the combined company, Holdings’ operations comprising the ongoing operations of the combined company, Holdings’ members and officers comprising a majority of the board of directors of the combined company, and Holdings’ senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Holdings issuing stock for the net assets of Roman DBDR, accompanied by a recapitalization. The net assets of Roman DBDR are stated at historical cost, with no goodwill or other intangible assets recorded. While Roman DBDR was the legal acquirer in the Business Combination, because Holdings was deemed the accounting acquirer, the historical financial statements of Holdings became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Holdings prior to the Business Combination; (ii) the combined results of the Company and Holdings following the closing of the Business Combination; (iii) the assets and liabilities of Holdings at their historical cost; and (iv) the Company’s equity structure for all periods presented. In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share issued to Holdings’ equity holders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Holdings’ common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement.